CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 188,070	$ 126,526	$ 65,265
Restricted cash	104	103	205
Short-term investments	4,952	538
Accounts receivable, net of allowance of $3.6 million and $4.5 million, respectively	92,878	112,251	141,113
Capitalized commissions, net	24,870	25,393	22,000
Prepaid expenses and other current assets	27,048	20,376	12,415
Total current assets	337,922	285,187	240,998
Property and equipment, net	14,727	15,334	21,715
Capitalized software development costs, net	104,920	108,851	124,030
Intangible assets, net	209,376	221,371	272,416
Goodwill	1,618,067	1,617,880	1,605,628
Operating lease right-of-use assets	26,225	28,370	38,922
Capitalized commissions, net, non-current	23,499	22,999	20,427
Deferred tax assets, non-current	2,370	2,403	2,036
Other assets, non-current, net	3,864	3,684	5,479
Total assets	2,340,970	2,306,079	2,331,651
Current liabilities:
Current portion of long-term debt	0	0	17,920
Accounts payable	2,185	2,675	4,078
Accrued expenses and other current liabilities	66,739	79,827	81,939
Fees payable to customers	49,475	24,982	16,872
Operating lease liabilities, current	11,236	11,290	15,910
Deferred revenue	287,504	239,843	207,622
Total current liabilities	417,139	358,617	344,341
Deferred tax liabilities, non-current	16,664	16,695	16,950
Long-term debt, net	262,593	262,302	753,953
Operating lease liabilities, non-current	27,930	30,809	40,317
Other liabilities, non-current	8,235	8,200	5,239
Total liabilities	732,561	676,623	1,160,800
Commitments and contingencies (Note 12)
Stockholders' equity:
Common stock, $0.0001 par value, 1,500,000,000 shares authorized at March 31, 2022 and December 31, 2021, respectively; 481,266,396 and 481,121,695 shares issued and outstanding as of March 31, 2022 and December 31, 2021, respectively	48	48	42
Additional paid-in capital	2,493,972	2,483,761	1,936,406
Accumulated other comprehensive loss	(2,615)	(2,746)	(69)
Accumulated deficit	(882,996)	(851,607)	(765,528)
Total stockholders' equity	1,608,409	1,629,456	1,170,851
Total liabilities and stockholders' equity	$ 2,340,970	$ 2,306,079	$ 2,331,651